Share capital and premium (Tables)	3 Months Ended
Mar. 31, 2021
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of share capital

	As at	As at	As at
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited
Share capital
Authorised:
600,000,000 ordinary shares of 25 SA cents each	23	23	23
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
5,000,000 B redeemable preference shares of 1 SA cents each	—	—	—
30,000,000 C redeemable preference shares at no par value	—	—	—
	23	23	23

Issued and fully paid:
417,254,176 (Dec 2020: 416,890,087; Mar 2020: 416,340,033) ordinary shares in issue of 25 SA cents each	17	17	17
2,000,000 A redeemable preference shares of 50 SA cents each	—	—	—
778,896 B redeemable preference shares of 1 SA cent each	—	—	—
	17	17	17
Treasury shares held within the group
2,778,896 A and B redeemable preference shares	—	—	—
	17	17	17

Share premium
Balance at beginning of period	7,250	7,235	7,235
Ordinary shares issued	5	10	15
	7,255	7,245	7,250
Less: held within the group
Redeemable preference shares	(53)	(53)	(53)
Balance at end of period	7,202	7,192	7,197
Share capital and premium	7,219	7,209	7,214